As filed with the Securities and Exchange Commission on March 7, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-21675)

WY Funds
(Exact name of registrant as specified in charter)

5502 N. Nebraska Avenue, Tampa, FL 33604
(Address of principal executive offices) (Zip code)

M. Brent Wertz
Wertz York Capital Management Group, LLC
5502 N. Nebraska Avenue, Tampa, FL  33604
(Name and address of agent for service)

813-238-4800
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2013

Date of reporting period:  12/31/2013

Item 1. Reports to Stockholders.

Annual Report

December 31, 2013

Fund Adviser:
Wertz York Capital  Management Group,  LLC
5502 North Nebraska Avenue
Tampa,  FL 33604
Toll Free: 866-319-3655

Must be preceded or accompanied by a prospectus.  Please read it carefully before investing.

Management Discussion and Analysis
Investment Results – Period Ended December 31, 2013

As indicated by the following tables, the Core Fund Class I returned -1.35% for the fiscal year 2013 and Class Y returned -0.96%.  Both share classes (the Fund) underperformed the 1-Year Constant Maturity Treasury Index;  Class I by 148 basis points and Class Y by 109 basis points (a basis point is equal to 1/100th of 1%).

The majority of the underperformance is explained by two factors.  The first was the record low interest rate environment resulting in Core Fund’s yield declining throughout the fiscal year.  The second was the interest rate hedge used by management performed poorly, as U.S. Government bond volatility was quite erratic due to anticipated Federal Reserve actions.  Combined, the declining yield was not sufficient to offset the impact of the interest rate hedge on the Fund’s net asset value.

Management’s outlook for 2014 is for interest rates on the short part of the curve to remain flat or slightly elevated and for the longer end of the curve to increase, as the Federal Reserve has indicated it will continue to remove “Quantitative Easing” measures through 2014 and possibly increase short term rates in 2015.

Annualized Rates of Return (I - Class) as of December 31, 2013
Time Period	1-YR CMT**	The Fund (I Shares)
1 Year (2013)	0.13%	-1.35%
5 Year (2013)	0.26%	0.46%
10 Year (2013)	1.79%	1.86%
Inception-to-Date (01/09/2002)	1.76%	1.85%

Gross expense ratio: 1.35% Net expense ratio: 0.75%1 (after Adviser waiver of 0.60%)
The advisor has contractually agreed to waive certain fees and/or reimburse certain expenses through April 30, 2014

Annualized Rates of Return (Y - Class) as of December 31, 2013
Time Period	1-YR CMT**	The Fund (Y Shares)
1 Year (2013)	0.13%	-0.96%
5 Year (2013)	0.26%	0.72%
Inception-to-Date (05/01/2007)	0.88%	1.61%

Gross expense ratio: 1.37%1 Net expense ratio: 0.56%1 (after Adviser waiver of 0.81%)
The advisor has contractually agreed to waive certain fees and/or reimburse certain expenses through April 30, 2014

1   The gross expense ratio and net expense ratio for each class are for the fiscal year ended 12/31/2012, as disclosed in the Fund’s prospectus, and may differ from the 2013 results presented in the financial highlights section of this report.

THE PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-319-3655. Class Y shares impose a 1.00% redemption fee on shares redeemed within 120 days or less of purchase. Performance data does not reflect the redemption fee. If it had, returns would be lower. Return figures reflect any change in price per share and assume the reinvestment of all distributions.

*The 1-Year Constant Maturity Treasury Index is an unmanaged index of US Treasury bonds that assumes reinvestment of all distributions and excludes the effect of taxes and fees. You cannot invest directly in an index.

Mutual fund investing involves risk. Principal loss is possible. Debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.

Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The Fund may employ hedging strategies that include the use of options, futures, and derivatives, which involve additional risks such as volatility, illiquidity, and potential for loss.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The Core Fund is distributed by Quasar Distributors, LLC. (02.14)

THE CORE FUND
COMPARISON WITH INDEX (Unaudited)
DECEMBER 31, 2013

Class I Shares:

Class Y Shares:

THE CORE FUND
EXPENSE EXAMPLE
DECEMBER 31, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees; and indirect ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six month period of July 1, 2013 through December 31, 2013.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1, 2013 Through December 31, 2013

Actual - Class I	$1,000.00	$990.70	$3.81
Hypothetical
(5% return before expenses)	1,000.00	1,021.37	3.87

Actual - Class Y	$1,000.00	$994.80	$3.02
Hypothetical
(5% return before expenses)	1,000.00	1,022.18	3.06

* Expenses are equal to the Fund’s annualized expense ratio of 0.76% for Class I and 0.60% for Class Y, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (0.93%) for Class I and (0.52)% for Class Y for the six-month period of July 1, 2013 to December 31, 2013.

THE CORE FUND
FUND PROFILE
DECEMBER 31, 2013 (Unaudited)

Asset Allocation
(% of Net Assets)

U.S. Government & Agency Obligations	59.74%
Foreign Government Agency Issues	1.41%
U.S. Treasury Obligations	14.62%
Money Market Funds	15.93%
Commercial Paper	6.51%
Certificates of Deposit	1.18%
Other Assets in Excess of Liabilities	0.61%
Total Net Assets	100.00%

THE CORE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2013

	Principal Amount	Fair Value
FOREIGN GOVERNMENT AGENCY ISSUES - 1.41% AID- Israel, 0.00%, 8/15/2015 (d)(e)	$2,400,000	$2,377,654
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $2,375,052)		2,377,654
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 59.74%
FHLB - 3.22%
0.178%, 01/17/2017 (a)	3,000,000	2,993,148
0.525%, 06/11/2015 (a)	2,000,000	2,010,194
Series 1239, 4.805%, 08/20/2015	76,821	80,763
Series YN-2017, 5.250%, 09/15/2017	349,111	365,026
		5,449,131
FHLMC - 18.79% 0.500%, 02/24/2015	1,000,000	1,000,395
0.650%, 03/12/2015	500,000	500,496
0.800%, 09/21/2015	500,000	500,772
1.000%, 11/15/2016	515,000	516,892
1.000%, 09/27/2017	2,000,000	1,975,802
1.000%, 05/14/2018	2,000,000	1,945,348
1.000%, 11/26/2018	1,500,000	1,486,866
1.050%, 09/28/2016	250,000	250,312
3.000%, 01/17/2019	320,000	320,346
5.680%, 02/03/2027	2,000,000	2,215,240
Pool 1B1691, 2.702%, 05/01/2034 (a)	306,575	326,685
Pool E01489, 4.500%, 11/01/2018	330,259	350,710
Pool T6-9024, 4.500%, 06/01/2042	410,270	428,785
Pool G12402, 5.000%, 11/01/2021	352,632	381,395
Pool G30284, 5.000%, 02/01/2026	238,281	260,428
Pool N3-1477, 5.000%, 01/01/2038	366,656	393,555
Pool G11759, 5.500%, 12/01/2018	169,685	181,364
Pool 1G2084, 5.615%, 08/01/2037 (a)	225,044	233,831
Pool 1N1628, 5.750%, 06/01/2037 (a)	174,973	185,917
Pool C91000, 6.000%, 11/01/2026	424,651	469,698
Pool D97199, 6.000%, 02/01/2027	455,466	503,854
Pool G30360, 6.000%, 10/01/2027	341,788	378,794
Pool 847661, 6.104%, 12/01/2036 (a)	182,724	194,390
Series 4057, 0.641%, 06/15/2042 (a)	1,605,302	1,605,172
Series 4165, 1.500%, 02/15/2028	910,991	864,004
Series 4170, 1.625%, 02/15/2028	1,371,453	1,310,587
Series 3726, 2.000%, 08/15/2020	1,749,048	1,782,059
Series 4050, 2.000%, 05/15/2041	723,553	697,574
Series 4171, 2.000%, 06/15/2042	956,019	926,158
Series 3726, 2.500%, 04/15/2025	346,519	354,167
Series 4088, 2.500%, 12/15/2040	1,794,559	1,804,005
Series 3726, 2.750%, 04/15/2025	900,949	926,637
Series 4001, 3.000%, 02/15/2027	965,202	984,152
Series 3743, 3.500%, 10/15/2024	397,906	416,142
Series 3766, 3.500%, 11/15/2024	1,639,961	1,718,362
Series 3789, 3.500%, 07/15/2028	799,850	833,673
Series 3780, 3.750%, 04/15/2024	376,385	392,711
Series 2776, 4.000%, 01/15/2034	200,048	211,086
Series 3499, 4.500%, 08/15/2036	273,757	285,200
Series 3828, 4.500%, 03/15/2041	913,985	946,209
Series 2542, 5.000%, 12/15/2017	226,437	238,950
Series 2941, 5.000%, 05/15/2033	37,837	37,896

The accompanying notes are an integral part of these financial statements.

	Principal Amount	Fair Value
FHLMC - 18.79% (Continued) Series 3349, 6.000%, 09/15/2036	$395,438	$423,255
		31,759,874

FNMA - 31.23%
0.600%, 11/14/2017	5,000,000	4,966,045
0.700%, 08/22/2017	600,000	596,021
0.700%, 01/30/2018	3,000,000	2,970,543
0.700%, 11/27/2018	1,000,000	999,562
0.750%, 09/26/2017	1,000,000	997,854
1.000%, 06/06/2016	500,000	500,748
1.000%, 09/27/2017	1,000,000	996,823
1.000%, 11/27/2017	2,000,000	1,980,144
1.000%, 08/21/2018	2,000,000	1,960,352
1.050%, 08/28/2017	3,000,000	2,974,275
1.250%, 09/27/2018	3,000,000	2,930,304
1.330%, 10/24/2019	2,500,000	2,378,795
1.500%, 02/20/2018	2,855,000	2,851,628
3.090%, 09/01/2016	500,000	518,023
6.000%, 04/18/2036 (b)	8,150,000	9,066,875
Pool 843024, 2.015%, 09/01/2035 (a)	260,356	272,903
Pool 826046, 2.255%, 07/01/2035 (a)	376,201	397,439
Pool 802854, 2.323%, 12/01/2034 (a)	244,241	257,779
Pool 735529, 2.460%, 08/01/2034 (a)	344,873	365,385
Pool 851297, 2.466%, 09/01/2035 (a)	258,898	272,626
Pool AM3112, 2.530%, 04/01/2023	494,306	466,648
Pool MA1394, 3.000%, 04/01/2043 (b)	1,451,733	1,400,922
Pool AI5924, 4.500%, 07/01/2041	605,828	635,669
Pool 255182, 5.500%, 04/01/2024	232,581	255,578
Pool AA3303, 5.500%, 06/01/2038	356,754	395,326
Pool 889634, 6.000%, 02/01/2023	310,574	339,026
Pool 256651, 6.000%, 03/01/2037	103,800	111,833
Pool 941676, 6.000%, 05/01/2037	250,766	270,609
Pool 256890, 6.000%, 09/01/2037	96,955	104,704
Series 2012-131, 0.540%, 09/25/2042 (a)	1,414,582	1,413,390
Series 2013-6, 1.500%, 01/25/2043 (b)	896,003	860,163
Series 2012-145, 2.000%, 01/25/2033 (b)	931,494	875,605
Series 2011-33, 3.000%, 02/25/2038	729,958	751,733
Series 2011-49, 3.500%, 12/25/2028	1,223,953	1,267,556
Series 2010-149, 3.500%, 11/25/2040	1,426,851	1,499,098
Series 2010-79, 4.000%, 09/25/2024	217,760	224,809
Series 2011-17, 4.000%, 08/25/2025	382,319	401,075
Series 2010-19, 4.000%, 02/25/2039	680,747	712,255
Series 2010-15, 4.000%, 03/25/2039	488,396	508,244
Series 2003-74, 4.500%, 08/25/2018	985,287	1,043,017
Series 2003-80, 4.500%, 08/25/2018	428,833	452,783
Series 2004-28, 4.500%, 01/25/2034	429,304	463,269
Series 2007-42, 5.500%, 01/25/2036	70,363	71,391
		52,778,827
GNMA - 6.50%
Pool 80965, 1.750%, 07/20/2034 (a)	236,000	245,402
Pool 80825, 2.125%, 02/20/2034 (a)	59,517	61,967
Pool 82212, 3.000%, 11/20/2038 (a)	381,903	397,607
Pool 004362M, 5.000%, 02/20/2039	90,797	96,354
Pool 686743, 5.500%, 05/20/2038	501,030	552,331
Series 2010-112, 2.000%, 03/16/2035	1,298,344	1,320,910
Series 2010-50, 2.500%, 12/20/2038	1,599,910	1,622,583
Series 2010-113, 2.500%, 02/16/2040	664,750	656,356

The accompanying notes are an integral part of these financial statements.

GNMA - 6.50% (Continued)	Principal Amount	Fair Value
Series 2011-52, 3.000%, 05/16/2039	$648,379	$668,489
Series 2011-75, 3.500%, 05/16/2041	588,008	614,576
Series 2009-74, 4.000%, 05/20/2039	511,623	532,809
Series 2009-104, 4.250%, 07/20/2036	292,997	307,645
Series 2008-6, 4.250%, 09/20/2037	384,549	403,303
Series 2010-14, 4.500%, 02/16/2040	583,334	625,984
Series 2010-61, 5.000%, 05/20/2021	1,826,662	1,957,660
Series 2003-97, 5.000%, 05/20/2033	861,824	925,869
		10,989,845
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $100,928,249)		100,977,677
U.S. TREASURY OBLIGATIONS - 14.62%
U.S. Treasury Note, 1.50%, 12/31/2018	25,000,000	24,719,725
TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,744,277)		24,719,725

	Principal Amount/Shares	Fair Value
MONEY MARKET FUNDS - 15.93% Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.04% (c)	16,850,000	16,850,000
Morgan Stanley Institutional Liquidity Fund - Treasury Securities Portfolio, 0.01% (c)	10,077,694	10,077,694
TOTAL MONEY MARKET FUNDS (Cost $26,927,694)		26,927,694
COMMERCIAL PAPER - 6.51%
Brown Forman Corp., 0.00%, 1/17/2014 (e)	$3,000,000	2,999,853
Brown Forman Corp., 0.00%, 1/6/2014 (e)	3,000,000	2,999,946
Sumitomo Mitsubishi, 0.00%, 1/8/2014 (e)	5,000,000	4,999,854
TOTAL COMMERCIAL PAPER (Cost $10,999,653)		10,999,653
CERTIFICATES OF DEPOSIT - 1.18%
Bank of Baroda, 2.15%, 11/13/2018	250,000	249,172
BMW Bank North America, 0.75%, 9/22/2014	250,000	250,693
CIT Bank, 2.15%, 11/14/2018	250,000	249,731
Discover Bank, 1.65%, 8/29/2017	250,000	250,976
Doral Bank, 0.50%, 7/31/2014	250,000	250,120
Firstbank Puerto Rico, 0.80%, 11/3/2014	250,000	250,725
State Bank of India/NY, 0.75%, 1/26/2015	250,000	250,265
Bank Of China (NY), 0.60%, 3/26/2014	250,000	250,067
TOTAL CERTIFICATES OF DEPOSIT (Cost $2,000,000)		2,001,749
Total Investments (Cost $167,974,925) - 99.39%		168,004,152
Other Assets in Excess of Liabilities - 0.61%		1,029,010
TOTAL NET ASSETS - 100.00%		$169,033,162

Percentages are stated as a percent of net assets.
(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of December 31, 2013.
(b)
Securities for which market quotations are not readily available are valued at fair value determined by the Adviser and compared to independent third party sources.  Such values are approved on a quarterly basis by the Board of Trustees.  The total fair value of such securities at December 31, 2013 is $12,203,565, which represents 7.22% of total net assets.

(c)	The rate listed is the fund's 7-day yield as of December 31, 2013.
(d)	Zero coupon bond guaranteed by U.S. Government.
(e)	Non-income producing.

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
SCHEDULE OF SHORT FUTURES CONTRACTS
DECEMBER 31, 2013

Number		Unrealized Appreciation
of Contracts
		$663,527
250	U.S. Treasury 10-Year Note Futures Contract
	Expiring March 2014 (Underlying Face Amount at Fair Value $30,761,719)
		$111,940
217	U.S. Treasury 5-Year Note Futures Contract	775,467
	Expiring March 2014 (Underlying Face Amount at Fair Value $25,890,812)

As of December 31, 2013, margin deposits of $600,922 have been pledged in connection with open short futures contracts.

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2013

Assets:
Investments, at fair value (cost: $167,974,925)	$168,004,152
Receivables:
Securities sold	56,186
Interest	380,284
Other receivables	4,489
Variation margin on futures contracts	73,405
Deposit at broker	600,922
Prepaid expenses	6,473
Total Assets	169,125,911
Liabilities: Advisory fees	51,082
Shareholder servicing fees payable	6,591
Trustee fees	1,246
Accrued expenses	33,830
Total Liabilities	92,749
Net Assets	$169,033,162

Net Assets consist of:
Paid-in capital	186,012,396
Accumulated undistributed net investment income	158,371
Net accumulated realized loss on investments	(17,942,299)
Net unrealized appreciation on:
Investments	29,227
Futures contracts	775,467
Net Assets	$169,033,162
Class I
Net Assets	$246,730
Shares outstanding (Unlimited number of shares of beneficial interest authorized)	27,301
Net Asset Value, offering and redemption price per share ($246,730 / 27,301 shares)	$9.04

Class Y
Net Assets	$168,786,432
Shares outstanding (Unlimited number of shares of beneficial interest authorized)	18,611,971
Net Asset Value, offering and redemption price per share ($168,786,432 / 18,611,971 shares) (1)	$9.07

(1) A redemption fee of 1.00% is assessed against shares redeemed within 120 days of purchase.

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013

Investment Income:
Interest	$2,739,037
Total Investment Income:	2,739,037
Expenses:
Investment advisory fees (See Note 5)	1,775,375
Service fees (See Note 5)
Class I	4,360
Class Y	439,484
Legal expenses	41,500
Compliance officer compensation fees	37,665
Insurance expenses	24,579
Audit expenses	17,435
Trustee expenses	12,749
Custody expenses	15,002
Interest expense	735
Other expenses	94,872
Total Expenses:	2,463,756

Expenses waived and reimbursed (See Note 5)
Class I	(10,640)
Class Y	(1,423,927)
Total Waivers:	(1,434,567)
Total Net Expenses:	1,029,189

Net investment income	1,709,848

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments	2,461,217
Purchased options	7,988
Written options	(24,679)
Futures contracts	1,488

Net change in unrealized appreciation (depreciation) on transactions from:
Investments	(6,525,466)
Futures contracts	660,014
Net realized and unrealized gain (loss) on investments	(3,419,438)
Net increase (decrease) in net assets resulting from operations	$(1,709,590)

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	December 31, 2013	December 31, 2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,709,848	$2,576,925
Net realized gain (loss) on investments, options, and futures contracts	2,446,014	(2,688,759)
Net change in unrealized appreciation on investments and futures contracts	(5,865,452)	196,348
Net increase (decrease) in net assets resulting from operations	(1,709,590)	84,514

Distributions to shareholders from:
Net investment income - Class I	(18,322)	(7,328)
Net investment income - Class Y	(2,155,838)	(3,162,967)
Total distributions	(2,174,160)	(3,170,295)

Capital share transactions:
Shares sold:
Class I	--	1,750,000
Class Y	59,967,113	43,953,173
Shares reinvested:
Class I	18,287	5,243
Class Y	2,141,950	3,141,661
Shares redeemed:
Class I	(1,825,728)	(5,116,087)
Class Y	(85,264,784)	(52,420,608)
Decrease in net assets from capital share transactions	(24,863,162)	(8,686,618)

Total decrease in net assets	(28,746,912)	(11,772,399)

Net Assets:
Beginning of year	197,780,074	209,552,473
End of year	$169,033,162	$197,780,074

Accumulated undistributed net investment income	$158,371	$146,237

Share Transactions:
Shares sold:
Class I	--	188,375
Class Y	6,552,097	4,707,623
Shares reinvested:
Class I	1,994	563
Class Y	233,578	335,995
Shares redeemed:
Class I	(190,268)	(543,686)
Class Y	(9,290,586)	(5,606,197)
Net decrease from share transactions	(2,693,185)	(917,327)

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED DECEMBER 31, 2013

Increase (decrease) in cash-- Cash flows from operating activities: Net decrease in net assets from operations	$(1,709,590)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash from operating activities:

Purchases of investment securities	(129,456,036)
Proceeds from disposition of investment securities	160,761,725
Purchase of short term investment securities, net	(7,277,116)
Accretion of discount/amortization of premium, net	676,255
Increase in deposits with brokers for futures	(266,796)
Increase in receivable for securities sold	(44,957)
Decrease in interest receivable	211,237
Decrease in other receivables	60,160
Decrease in prepaid expenses	17,827
Increase in receivable for variation margin, net	(34,733)
Decrease in accrued advisory fees	(13,220)
Increase in accrued expenses	763
Unrealized depreciation on investment securities and options	6,525,466
Net realized gain on investment securities, options and futures	(2,413,663)
Net cash provided by operating activities	27,037,322

Cash flows used in financing activities:
Proceeds from shares sold	59,967,113
Payment on shares redeemed	(86,990,512)
Distributions paid in cash	(13,923)
Net cash used in financing activities	(27,037,322)

Net increase (decrease) in cash	-

Cash:
Beginning balance	-
Ending balance	$-

Supplemental information:
Cash paid for interest expense	$735
Noncash financing activity - reinvestment of dividend distributions	$2,160,237

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

CLASS I	For the Year Ended December 31, 2013		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
Net Asset Value, Beginning of Year	$9.26		$9.41	$9.57	$9.67	$9.69
Investment Operations: Net investment income	0.07	(a)	0.04	0.13	0.19	0.25
Net realized and unrealized gain/(loss) on investments	(0.19)		(0.06)	(0.15)	(0.09)	0.04 (b)
Total from investment operations	(0.12)		(0.02)	(0.02)	0.10	0.29
Distributions from: Net investment income	(0.10)		(0.13)	(0.14)	(0.20)	(0.31)
Total distributions	(0.10)		(0.13)	(0.14)	(0.20)	(0.31)
Net Asset Value, End of Year	$9.04		$9.26	$9.41	$9.57	$9.67
Total Return	-1.35%		-0.18%	-0.26%	1.08%	3.07%

Ratios/Supplemental Data Net assets, end of period (in 000's)	$247		$1,997	$5,369	$5,630	$5,819
Ratio of expenses to average net assets: Before fee waiver (Including interest expense)	1.37%		1.33%	1.31%	1.09%	1.19%
After fee waiver (Including interest expense)	0.76%		0.73%	0.80%	0.78%	0.79%
Ratio of net investment income to average net assets:
Before fee waiver	0.18%		0.43%	0.82%	1.69%	2.74%
After fee waiver	0.79%		1.03%	1.33%	2.00%	3.14%
Portfolio turnover rate	88%		51%	78%	82%	71%

(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period.  It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions in the period.

The accompanying notes are an integral part of these financial statements.

THE CORE FUND FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

CLASS Y	For the Year Ended December 31, 2013		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009
Net Asset Value, Beginning of Year	$9.27		$9.42	$9.57	$9.67	$9.70
Investment Operations: Net investment income	0.09	(a)	0.12	0.15	0.21	0.33
Net realized and unrealized gain/(loss)
on investments	(0.18)		(0.12)	(0.14)	(0.09)	(0.02)
Total from investment operations	(0.09)		0.00	0.01	0.12	0.31
Distributions from: Net investment income	(0.11)		(0.15)	(0.16)	(0.22)	(0.34)
Total distributions	(0.11)		(0.15)	(0.16)	(0.22)	(0.34)
Net Asset Value, End of Year	$9.07		$9.27	$9.42	$9.57	$9.67
Total Return	-0.96%		0.02%	0.05%	1.30%	3.22%

Ratios/Supplemental Data Net assets, end of period (in 000's)	$168,786		$195,783	$204,184	$220,902	$176,401
Ratio of expenses to average net assets: Before fee waiver (Including interest expense)	1.39%		1.35%	1.31%	1.09%	1.19%
After fee waiver (Including interest expense)	0.58%		0.54%	0.60%	0.56%	0.54%
Ratio of net investment income to average net assets:
Before fee waiver	0.16%		0.51%	0.82%	1.65%	2.74%
After fee waiver	0.97%		1.32%	1.53%	2.18%	3.39%
Portfolio turnover rate	88%		51%	78%	82%	71%

(a) Per share net investment income (loss) has been calculated using the average daily shares method.

The accompanying notes are an integral part of these financial statements.

The Core Fund
Notes to Financial Statements
December 31, 2013

NOTE 1. ORGANIZATION

The Core Fund (the “Fund”), a diversified series of WY Funds (the “Trust”), is a registered open-end investment company, established under the laws of Ohio by an Agreement and Declaration of Trust dated October 20, 2004 (the “Trust Agreement”). On January 3, 2005, the Trust and the Board of Trustees of the AmeriPrime Advisors Trust (“AmeriPrime”), respectively, approved the reorganization of the Fund, a series of AmeriPrime, into a newly created series of the Trust with the same fund name. The tax-free reorganization was effective February 7, 2005.

The Fund currently offers two share classes; Class I and Class Y.  Class I shares were first offered to the public when the Fund commenced operations on January 9, 2002. On May 1, 2007, the Fund commenced operations of Class Y shares.  Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class and is entitled to such dividends and distributions out of income belonging to the Fund as declared by the Trustees.  Expenses attributable to any class are borne by that class, and thus the net asset values per share of the classes may differ.  On matters affecting only one class, only shareholders of that class may vote.  Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

The Fund is the only series of the Trust currently authorized by the Trustees. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund’s adviser is Wertz York Capital Management Group, L.L.C. (the “Adviser”). The Fund’s investment objective is to achieve a highlevel of income over the long term consistent with the preservation of capital.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to continue to qualify each year as a regulated investment company under subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its net investment income and net realized capital gains.

Security Transactions and Related Income and Expenses - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the effective interest method.  The investment income and expenses of the Fund (other than class specific expense waivers for shareholder service fees) and realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a monthly basis. Distributions are recorded on the ex-date.  The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.  As of December 31, 2013, the Fund’s most recent fiscal year, the Fund has made the following reclassifications on the Statement of Assets and Liabilities:

Undistributed Net	Accumulated Net
Investment Income	Realized Loss	Paid-In Capital
$476,446	($476,446)	$0

The permanent differences relate to differing book and tax methods of accounting.

Use of Estimates - Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Redemption Fees – The Fund charges a 1.00% redemption fee on Class Y shareholders who redeem shares held for 120 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

Options Transactions - The Fund utilizes options in an attempt to manage market or business risk or enhance returns.  When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the option written. When an option written expires, a gain is realized in the amount of the premium originally received.  If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction.  If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option. With written options, there is minimal counterparty credit risk to the Fund since the options are covered or secured, which means that the Fund will own the underlying security or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Fund’s custodian consisting of high quality liquid debt obligations equal to the fair value of the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract.  If an option purchased expires, a loss is realized in the amount of the cost of the option contract.  If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchased put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.  See additional detail regarding the Fund’s transactions in options in Note 4.

Futures Contracts and Options on Futures Contracts - The Fund is subject to securities price risk and interest rate risk in the normal course of pursuing its investment objectives. The Fund uses futures contracts and options on such futures contracts, to gain exposure to, or hedge against changes in the value of securities and interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin deposit in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.  The use of futures contracts, and options on futures contracts, involves the risk of imperfect correlation in movements in the price of futures contracts and options thereon, interest rates and the underlying hedged assets. See additional detail regarding the Fund’s transactions in futures contracts in Note 4.

Reverse Repurchase Agreements – Reverse repurchase agreements involve a sale of a security by the Fund to a bank or securities dealer and the Fund’s simultaneous agreement to repurchase the security for a fixed price (reflecting a market rate of interest) on a specific date. The securities sold are carried as assets in the financial statements and are measured at fair value.  The proceeds of the sale are reported as liabilities and are carried at amortized cost.  Interest incurred on reverse repurchase agreements is recognized as interest expense over the life of each agreement.  These transactions involve a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund.  Reverse repurchase transactions are leveraging transactions that may increase the volatility of the Fund’s investment portfolio.  Regulatory interpretations of the limitations on indebtedness applied by the 1940 Act require the Fund to segregate cash or certain liquid securities when entering into leveraging transactions.

Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The Fund has reviewed all open tax years and major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on returns filed for open tax years ended December 31, 2010 through 2012, or to be taken on the Fund’s 2013 tax return.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

Offsetting Assets & Liabilities – The Fund has adopted financial reporting rules regarding offsetting assets and liabilities and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The Fund’s policy is to recognize a net asset/liability equal to the net variation margin for the futures contracts.  During the year ended December 31, 2013, the Fund was not subject to any master netting arrangements. For additional information regarding the offsetting of assets and liabilities at December 31, 2013, please reference the table in Note 4.

NOTE 3. SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 -   Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows.

U.S. Government Securities - U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using prices furnished by a pricing service. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. U.S. government and agency securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.  In cases where the Adviser has decided that the price provided by the pricing service does not accurately reflect fair value, the Adviser will value U.S. government and agency obligations based on a methodology which incorporates the security’s yield based on its stated call date, estimated weighted average life of the security, and the yields of newly issued securities with similar terms and maturity dates relative to the security’s call provisions.  The significant unobservable inputs used in the fair value measurement of Agency issued debt are yield spreads of Agency issued debt to U.S. government securities (in the absence of trading volume in such Agency issued securities). The fair value measure applies a yield-to-maturity or yield-to-call to Agency issued debt at a spread to comparable maturing Treasuries.  A significant increase (decrease) in the yield spread of Agency issued debt over Treasury issued debt would result in a decrease (increase) in the fair value measure. Securities priced using these methodologies have generally been categorized as Level 3.

Asset Backed Securities - The fair value of asset backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establishes a benchmark yield, and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.  The Adviser also considers additional inputs such as the security and the creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuances in developing its estimate of fair value.  To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Open-End Mutual Funds - Investments in open-end mutual funds, including money market funds, are generally valued at their net asset value per share provided by the service agent of the Fund and would be categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities – Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Demand Notes, Commercial Paper and Certificates of Deposit – Short-term demand notes and certificates of deposit maturing within 60 days or less are stated at amortized cost, which approximates fair value, or using prices furnished by a pricing service using market inputs if their maturity is greater than 60 days. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Derivative Instruments - Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The Fund’s securities are generally valued utilizing an independent pricing service. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board.

Regardless of the method employed to value a particular security, all valuations are subject to review by the Fund’s Board of Trustees or its designee. In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on a (i) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (ii) yield to maturity with respect to debt issues, or a combination of these and other methods.  To the extent that valuation of these securities is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. Fair value pricing models are reviewed monthly.  The outcomes of the pricing models are compared to significant observable market activity, if any exists, and to market valuations of any similar newly issued securities.  Market resources are continually monitored to evaluate unobservable inputs such as general market commentary from financial institutions, commentary and reports from credit rating agencies and the financial reporting from municipal bond issuers.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table is a summary of the inputs used to value the Fund’s assets and liabilities measured at fair value as of December 31, 2013:

Assets	Level 1	Level 2	Level 3	Total

Foreign Government
Agency Issues ^	$-	$2,377,654	$-	$2,377,654

U.S. Government &
Agency Obligations*	-	88,774,112	12,203,565	100,977,677

U.S. Treasury Obligations	-	24,719,725	-	24,719,725

Money Market Funds	26,927,694	-	-	26,927,694

Commercial Paper	-	10,999,653	-	10,999,653

Certificates of Deposit	-	2,001,749	-	2,001,749

Total	$26,927,694	$128,872,893	$12,203,565	$168,004,152

Other Financial Instruments**
Short Futures Contracts	$775,467	$-	$-	$775,467

* Refer to Schedule of Investments for further classifications of U.S. Government & Agency Obligations.
^ Zero coupon bond guaranteed by U.S. Government.
** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation on the instrument.

There were no transfers into or out of Level 1 during the period.

Level 2 Reconciliation Disclosure

The following amounts were transfers in/out of Level 2 assets:
U.S. Government & Agency Obligations

Transfers into Level 2	$3,281,157
Transfers out of Level 2	(-)
Net transfers in and/or (out) of Level 2	$3,281,157

The following amounts were transfers in/(out) of Level 2 assets: Transfers were made into Level 2 from Level 3 because securities which were priced utilizing the Adviser’s model are currently being priced by an independent third party service provider using observable inputs.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	U.S. Government & Agency Obligations	Total Investments in Securities
Balance as of December 31, 2012	$65,298,806	$65,298,806
Accretion/(Amortization)	(171,237)	(171,237)
Realized gain (loss)	2,636,030	2,636,030
Change in unrealized appreciation (depreciation)	(4,692,955)	(4,692,955)
Purchases	3,493,220	3,493,220
(Sales)	(51,079,142)	(51,079,142)
Transfers out of Level 3	(3,281,157)	(3,281,157)
Balance as of December 31, 2013	$12,203,565	$12,203,565

Change in unrealized depreciation during the period of Level 3 investments held at December 31, 2013.		$(514,546)

	Fair Value at			Range
Description	12/31/13	Valuation Techniques	Unobservable Input	(Weighted Avg.)
U.S. Government & Agency Obligations	$12,203,565	Yield spreads	Yield Spreads	0.00% - 3.52% (1.57%)

NOTE 4.  DERIVATIVES

The Adviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as futures), and options on futures contracts to hedge the portfolio from interest rate risk.  The Adviser uses instruments to extend the Fund's duration when interest rates are expected to decline or reduce the Fund's duration when interest rates are expected to rise.  The main purpose of utilizing these derivative instruments is to reduce the volatility of the Fund's NAV.

GAAP requires enhanced disclosures about the Fund's use of and accounting for derivative instruments and the effect of derivative instruments on the Fund's results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

The average monthly fair values of purchased and written options during the year ended December 31, 2013 were $31,120 and $65,395, respectively.  The average monthly notional amount of short futures contracts during the year ended December 31, 2013 was $60,550,700.

Transactions in written options contracts and the respective premium amounts for the year ended December 31, 2013, are as follows:

	Number of	Premiums
	Contracts	Received
Outstanding at December 31, 2012	-	$-
Options written	2700	599,795
Options closed	(1,825)	(396,007)
Options expired	(875)	(203,788)
Options exercised	-	-
Outstanding at December 31, 2013	-	$-

The locations on the Statement of Assets and Liabilities of the Fund’s derivative positions by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

Values of Derivative Instruments as of December 31, 2013 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted for as
hedging instruments	Location	Fair Value	Location	Fair Value
Interest Rate Contracts - Futures*	Net Assets – unrealized appreciation on futures contracts	$775,467	N/A	$-
Total		$775,467		$-

*Includes cumulative appreciation of futures contracts as reported in Schedule of Short Futures Contracts. The current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging	Purchased	Written	Futures
instruments	Options	Options	Contracts	Total
Interest Rate Contracts	$7,988	($24,679)	$1,488	($15,203)
Total	$7,988	($24,679)	$1,488	($15,203)

Change in Unrealized Appreciation on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures Contracts	Total
Interest Rate Contracts	$660,014	$660,014
Total	$660,014	$660,014

The table below shows the offsetting assets and liabilities relating to the futures contracts shown on the Statement of Assets and Liabilities.

Assets:
				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assts and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount

Description

Futures Contracts	$73,405	$-	$73,405	$-	$73,405	$-
	$73,405	$-	$73,405	$-		$-
					$73,405

For additional information, please reference to the “Offsetting Assets and Liabilities” section in Note 2.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement, (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested person Trustees, and extraordinary expenses including litigation to which the Fund may be a party. As compensation for its management services and agreement to pay the Fund’s expenses, the Fund is obligated to pay the Adviser a fee at the annual rate of 1.00% of the average value of the daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified above, are paid by the Adviser.  The Adviser has contractually agreed to waive fees and/or reimburse expenses to limit Fund expenses through April 30, 2014 as follows: (a) to waive management fees for that period in the amount of 0.61% of the average daily net assets of Class I, provided the Fund pays all of the operating expenses it incurs in connection with Class I, except for (i) distribution expenses and (ii) fees (but not out-of-pocket expenses) payable for accounting, administration and transfer agent services; and (b) to waive management fees for that period in the amount of 0.61% of the average daily net assets of Class Y and waive shareholder service fees for that period in the amount of 0.20% of the average daily net assets of Class Y, provided the Fund pays all of the operating expenses it incurs in connection with Class Y, except for (i) distribution expenses and (ii) fees (but not out-of-pocket expenses) payable for accounting, administration and transfer agent services; provided, however, that the Fund shall never pay more operating expenses under this agreement for the period for either Class than it would pay if this agreement were not in effect.

The Fund adopted a shareholder services plan for each share class (collectively, the “Plans”) under which the Adviser will provide, or arrange for others to provide, certain specified shareholder services. As compensation for the provision of shareholder services, each share class pays the Adviser a monthly fee at an annual rate of 0.25% of its average daily net assets.  The Plans are compensation plans, which mean that payments are made to the Adviser regardless of its shareholder servicing expenses actually incurred.  Therefore, payments under a Plan may exceed shareholder service expenses incurred pursuant to the Plan, and the Adviser is permitted to retain the excess. For the year ended December 31, 2013, the service fees incurred were $4,360 and $439,484 for Classes I and Y, respectively. For the year ended December 31, 2013, the Adviser waived service fees totaling $351,588 for Class Y shares.  At December 31, 2013, the service fees payable were $6,591.

The Fund is not obligated to reimburse the Adviser for any fees or expenses waived in previous fiscal years.  For the year ended December 31, 2013, the Adviser earned a fee of $1,775,375 from the
Fund.  For the year ended December 31, 2013, the Adviser waived fees and expenses totaling $10,640 for Class I and $1,423,927 inclusive of the aforementioned service fee waiver, for Class Y.  At December 31, 2013, the Fund owed the Adviser $51,082 for its advisory services.

The Fund retains U.S. Bancorp Fund Services, LLC, (“USBFS”) to provide the Fund with administrative services, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund’s custodian.  The Adviser paid all (but not out-of-pocket expenses) fees payable for administrative, transfer agency and fund accounting services, as well as, all the distributor fees on behalf of the Fund.  Quasar Distributors, LLC, (the Distributor) acts as the principal distributor of the Fund’s shares.  The Distributor is an affiliate of USBFS and US. Bank, N.A.

NOTE 6. INVESTMENTS

For the year ended December 31, 2013, purchases and sales of investment securities, other than short-term investments (money market funds, futures, options, commercial paper and certificate of deposits) were as follows:

Amount
Purchases
U.S. Government Obligations	$126,078,750
Other	3,377,286

Sales
U.S. Government Obligations	$158,990,748
Other	1,770,977

NOTE 7. FEDERAL TAX INFORMATION

The following balances for the Fund are as of December 31, 2013, the Fund’s most recent fiscal year end:

Amount
Cost of investments for tax purposes	$167,974,925

Gross tax unrealized appreciation	1,119,336

Gross tax unrealized depreciation	(1,090,109)

Net tax unrealized appreciation on investments	29,227

Undistributed ordinary income	158,371

Undistributed long-term capital gains	-

Total distributable earnings	158,371

Other accumulated gains/(losses)	(17,166,832)

Total accumulated earnings (losses)	$(16,979,234)

The capital loss carryforwards at December 31, 2013, which may be carried over to offset future capital gains and their year of expiration are as follows:

Capital Loss Carryforward	Expiration
$ 724,416	12/31/2014
1,563,354	12/31/2015
115,204	12/31/2016
3,747,826	12/31/2017
2,671,378	12/31/2018
8,344,654	Unlimited
17,166,832

Under recently enacted legislation, capital losses sustained in the year ended December 31, 2011 and in future taxable years will not expire and may be carried over by the Fund without limitation; however, they will retain the character of the original loss. Further, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in the pre-enactment taxable years. As a result of this ordering rule, pre- enactment capital loss carryforwards may be more likely to expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.  Of the $8,344,654 of capital loss carryforwards which do not have an expiration, $4,925,582 are characterized as short-term and $3,419,072 are characterized as long-term.

NOTE 8.  DISTRIBUTIONS TO SHAREHOLDERS

The Fund paid monthly distributions of net investment income totaling $0.10 per share for Class I and $0.11 per share for Class Y during the year ended December 31, 2013.  The tax character of distributions paid during 2013 and 2012 for the Fund was as follows:

	Fiscal Year Ended December 31, 2013		Fiscal Year Ended December 31, 2012
	Class I	Class Y	Class	Class Y

Distributions paid from:
Ordinary Income	$18,322	$2,155,838	$7,328	$3,162,967
Short-term Capital Gain	-	-	-	-
Long-term Capital Gain	-	-	-	-

NOTE 9. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of December 31, 2013, TD Ameritrade Inc. for the benefit of its customers owned 100% of the outstanding shares of Class I. As of December 31, 2013, the District School Board of Pasco County, Florida owned 49% of the outstanding shares of Class Y.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
The Core Fund

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and short futures contracts, of The Core Fund (the “Fund”), a series of WY Funds, as of December 31, 2013, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance  about  whether  the  financial  statements  and  financial  highlights  are  free  of  material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Core Fund as of December 31, 2013, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD. Cleveland, Ohio
February 27, 2014

                                               Registered with the Public Company Accounting Oversight Board.

PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the 12 month period ending June 30 of each year are available without charge, upon request by calling the Fund at (866) 329-2673 and in documents filed with the SEC on the SEC’s website at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS (Unaudited)

The Fund filed its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request by calling the Fund at (866) 329-2673 and in documents filed with the SEC on the SEC’s website at www.sec.gov.

INDEMNIFICATIONS (Unaudited)

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

TRUSTEES AND OFFICERS (Unaudited)

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling (866) 329-2673.

	Position(s)	Term of Office		Other
Name and	Held with the	and Length	Principal Occupation(s) During	Directorships
Year of Birth	Fund	of Time Served	Past 5 Years	Held by Director

“Disinterested Persons”

Randy K. Sterns 1952	Trustee	Since 2004- indefinite term	Attorney- Bush, Ross, P.A.	None

Tammy Evans 1970	Trustee	Since 2004- indefinite term
CFO of North America System & Technology - IBM (May 2012 – Current); Director of Treasury – IBM (April 2010 – May 2012); Vice President- Marriot Vacation Club International, Inc. (June 2004-March 2010)
None

Douglas B. Conner 1942	Trustee	Since 2004- indefinite term	Managing Partner- Conner Properties, LLP; Chairman- J.W. Conner & Sons, Inc.; Chairman-Delta Asphalt Paving Co.; Vice President – Clear Springs Land Co., LLC; Canterbury Power Non-profit	None

“Interested Persons”

M. Brent Wertz 1 1969	President	October 2012- indefinite term	Managing Member, Wertz York Capital Management Group LLC	None

	Trustee/ Treasurer	Since 2004- indefinite term

“Other Officers”

Brian McMillin 1977	Secretary	June 2013- indefinite term	Portfolio Manager with WYC (November 2012- Present); Commercial Surety Underwriter with Travelers Casualty & Surety Company (April 2007 –July 2012).	None

David E. Scott 1971	Chief Compliance Officer	Since 2008- indefinite term
Managing Member, D.E. Scott & Associates, LLC (December 2005-present); Chief Compliance Officer, Strategic Value Partners, LLC (August 2004 -December 2005); Managing Director, IMRC Group (August 2003-August 2004).
None

__________________________
1
Mr. Wertz is a “interested person” of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an “interested person” of the Trust because he has an ownership interest in the Adviser.

PRIVACY POLICY

The  following  is  a  description  of  the  Fund’s  policies  regarding  disclosure  of  nonpublic  personal information that you provide to the Fund or that the Fund collects from other sources.  In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects.  The Fund collects the following nonpublic personal information about you:

●
Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

●
Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses.  The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law.  The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security.  The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

TRUSTEES
M. Brent Wertz, Chairman
Douglas Conner
Tammy Evans
Randy K. Sterns

OFFICERS
M. Brent Wertz, President & Treasurer
Brian McMillin, Secretary
David E. Scott, CCO

FUND ADVISER
Wertz York Capital Management Group, LLC
5502 North Nebraska Avenue
Tampa, FL 33604

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut St., Suite 1400
Cincinnati, OH 45202

CUSTODIAN
U.S. Bank, N.A. Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Mutual Fund Services, 3rd Floor
615 East Michigan Street
Milwaukee, WI 53202

This report is intended only for the information of shareholders or those who have received the Fund‘s prospectus which contains information about the Fund‘s management fee and expenses. Please read the prospectus carefully before investing. Distributed by Quasar Distributors, LLC, (02/14).

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.  A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Tammy Evans is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  “Other services” provided by the principal accountant were review of Fund’s Prospectus.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2013	FYE 12/31/2012
Audit Fees	$16,200.00	$15,500.00
Audit-Related Fees	$0.00	$0.00
Tax Fees	$1,000.00	$1,000.00
All Other Fees	$650.00	$1,200.00

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen Fund Audit Services, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2013	FYE 12/31/2012
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2013	FYE 12/31/2012
Registrant	$0.00	$0.00
Registrant’s Investment Adviser	$0.00	$0.00

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  WY Funds

By (Signature and Title) /s/M. Brent Wertz
                                           M. Brent Wertz, President

Date    3/5/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/M. Brent Wertz
                                           M. Brent Wertz, President

Date 3/5/2014

By (Signature and Title) /s/M. Brent Wertz
                                           M. Brent Wertz, Treasurer

Date 3/5/2014